SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS	12 Months Ended
Dec. 31, 2023
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS
SUBSIDIARY'S OFFERING OF ITS EQUITY INTERESTS

24.   SUBSIDIARY’S OFFERING OF ITS EQUITY INTERESTS

In October 2020, Jiangxi Jinko, principal operating subsidiary of the Group, completed an RMB3.10 billion (approximately USD 461 million) equity financing. Immediately after the closing, third-party investors together with the Company’s principal shareholders and senior management personnel, directly or through their investment arms, collectively owned approximately a 26.7% equity interest in Jiangxi Jinko and the Company owned 73.3% equity interest in Jiangxi Jinko.

Pursuant to the equity financing agreements, third-party investors have the option to require the Company’s principal shareholders (Mr. Xiande Li, Mr. Kangping Chen and Mr. Xianhua Li) to repurchase their equity interests in Jiangxi Jinko upon the occurrence of certain events. Considering these rights of third-party investors solely against the Company’s principal shareholders and did not change the Group’s rights attached to the Jiangxi Jinko’s ordinary shares, the equity financing in Jiangxi Jinko is not mandatorily nor contingently redeemable against Jiangxi Jinko or the Group, and therefore, the equity financing was classified as noncontrolling interest in the Company’s consolidated financial statements.

Given the Group may not have been able to consummate the equity financing without the rights provided by the Company’s principal shareholders, values of the rights provided by the Company’s principal shareholders are deemed as shareholder contributions from the principal shareholders to the Company. Since the contributions from the Company’s principal shareholders incurred directly attributable to Jiangxi Jinko’s equity financing, the contributions were treated as issuance cost of the equity financing and was recorded as a reduction of noncontrolling interest with a credit of additional paid-in capital. Fair value of the rights provided by the Company’s principal shareholders approximated RMB140 million.

On January 26, 2022, Jiangxi Jinko completed its IPO and started trading on the Shanghai Stock Exchange’s Sci-Tech innovation board (“STAR Market”). The IPO raised net proceeds of approximately RMB9,723 million, of which, RMB6,419 million was recorded in the non-controlling interest and RMB3,304 million was recorded in the additional paid in capital. After the IPO, the Group owned approximately 58.62% of Jiangxi Jinko. Jiangxi Jinko’s non-controlling interests’ ownership of the subsidiary changed from 26.72% to 41.38% due to the IPO.

In April 2022, upon approval obtained from the board of directors of Jiangxi Jinko, Jiangxi Jinko declared dividends of RMB230 million for the year ended December 31, 2021, among which RMB95 million was distributed to the Company’s non-controlling interest shareholders. Jiangxi Jinko paid the dividends in 2022.

In June 2023, upon approval obtained from the board of directors of Jiangxi Jinko, Jiangxi Jinko declared dividends of RMB890 million for the year ended December 31, 2022, among with RMB368 million was distributed to the Company’s non - controlling interest shareholders. Jiangxi Jinko paid the dividends in 2023.

In September 2023, Jiangxi Jinko bought back a total of its 29,721,264 ordinary shares in the STAR market with a total consideration approximated RMB 300 million. The 29,721,264 shares were reserved for Jiangxi Jinko’s future share option grants. Upon consummation of the buy - back transaction, ownership of Jiangxi Jinko’s non - controlling interests decreased from 41.38% to 41.20%. The shares buy - back transaction was treated as transaction with non - controlling interests, and therefore, the aggregated net excess of the consideration over the carrying amounts of acquired non - controlling interests, being approximately RMB 121 million, was recorded as deduction to additional paid - in capital in the consolidated financials.

During the year of 2023, certain 2029 Notes with the principal amount of RMB0.038 million were converted into 2,750 ordinary shares of Jiangxi Jinko. In addition, 5,193,983 share option issued by Jiangxi Jinko were exercised (Note 25). Upon consummation of the conversion of 2029 Notes and exercise of share option, ownership of Jiangxi Jinko’s non - controlling interests increased from 41.20% to 41.24%.